Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	$ 129,567	$ 133,977
Contingent consideration liability	16,905	17,718	$ 22,100	$ 16,410
Hedge instruments	8,839	6,976
Bank loans	0	50,000
Financial obligations	672,110	1,059,236
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Hedge instruments	0	0
Bank loans	0	0
Financial obligations	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	129,567	133,977
Contingent consideration liability	16,905	0
Hedge instruments	8,839	6,976
Bank loans	0	50,000
Financial obligations	672,110	1,059,236
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	17,718
Hedge instruments	0	0
Bank loans	0	0
Financial obligations	$ 0	$ 0